Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 172,680	$ 39,184
Restricted cash	14,443	10,266
Accounts receivable, net	14,105	5,692
Finance receivables held for sale, net	45,564	24,771
Vehicle inventory	227,446	185,506
Other current assets	15,480	9,822
Total current assets	489,718	275,241
Property and equipment, net	148,681	60,592
Other assets	2,738	0
Total assets	641,137	335,833
Current liabilities:
Accounts payable and accrued liabilities	50,306	28,164
Accounts payable due to related party	1,802	1,884
Floor plan facility	248,792	165,313
Current portion of long-term debt	5,131	1,057
Total current liabilities	306,031	196,418
Long-term debt, excluding current portion	48,469	4,404
Other liabilities	7,093	0
Total liabilities	361,593	200,822
Commitments and contingencies (Note 13)
Stockholders' equity / members' deficit:
Members' deficit		(115,961)
Preferred stock, $.01 par value - 50,000 shares authorized, none issued and outstanding as of December 31, 2017	0
Additional paid in capital	41,375
Accumulated deficit	(12,899)
Total stockholders' equity attributable to Carvana Co.	125,736
Total members' deficit attributable to Carvana Co.		(115,961)
Non-controlling interests	153,808
Total stockholders' equity	279,544
Total members' deficit		(115,961)
Total liabilities, temporary equity & stockholders' equity / members’ deficit	641,137	335,833
Convertible Preferred Stock
Stockholders' equity / members' deficit:
Preferred stock, $.01 par value - 50,000 shares authorized, none issued and outstanding as of December 31, 2017	97,127
Class A
Stockholders' equity / members' deficit:
Common stock	18
Class B
Stockholders' equity / members' deficit:
Common stock	115
Class C Redeemable Preferred Units
Current liabilities:
Temporary equity - Class C redeemable preferred units - 0 and 43,089 units authorized and outstanding as of December 31, 2017 and December 31, 2016, respectively	$ 0	$ 250,972